Segment Reporting - Operating Income (Loss) (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	May 08, 2019	May 08, 2019	Jun. 30, 2019	Jun. 30, 2018	May 08, 2019	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Equity (loss) income (note 4)			$ (6,284)	$ 837		$ (67,937)	$ 27,954
Operating Income (Loss)			71,463	1,921		155,695	20,426
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)			74,677	10,505		144,038	35,647
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)			74,244	9,445		144,687	53,990
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)			433	1,060		(649)	(18,343)
Teekay Tankers [Member] | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)			5,051	(13,415)		37,148	(21,836)
Teekay Parent
Segment Reporting Information [Line Items]
Operating Income (Loss)			(8,265)	4,831		(25,491)	6,615
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)			(5,987)	5,541		(18,544)	12,423
Teekay Parent | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss)			$ (2,278)	(710)		(6,947)	(5,808)
Teekay Offshore [Member]
Segment Reporting Information [Line Items]
Gain (Loss) on Sale of Equity Investments	$ 8,900
Equity Method Investment, Other than Temporary Impairment						$ 64,900
Teekay Offshore [Member]
Segment Reporting Information [Line Items]
Equity (loss) income (note 4)		$ 0		$ (9,300)	$ (3,000)		$ (8,700)